Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 202,577	$ 112,687	$ 730,837
Prepaid expenses and other current assets	54,875		75,844
Total Current Assets	257,452	112,687	806,681
Cash and marketable securities held in Trust Account	48,629,274	143,849,320	143,815,744
TOTAL ASSETS	48,886,726	143,962,007	144,622,425
Current Liabilities
Promissory note – working capital	519,167
Current liabilities:
Accounts payable and accrued expenses	513,371	228,477	81,485
Promissory notes – related party	2,161,667	600,000
Class A ordinary shares tendered for redemption (Note 6)		96,694,490
Total Current Liabilities	3,194,205	97,522,967	81,485
Derivative warrant liabilities	497,291	4,728,384	12,186,260
Deferred underwriting fee payable	5,031,250	5,031,250	5,031,250
Total Liabilities	8,722,746	107,282,601	17,298,995
Commitments and Contingencies
Class A ordinary shares subject to possible redemption	48,529,274	47,055,510	143,750,000
Shareholders’ Deficit
Preference shares
Class A ordinary shares
Class B ordinary shares	359	359	359
Additional paid-in capital
Accumulated deficit	(8,365,653)	(10,376,463)	(16,426,929)
Total Shareholders’ Deficit	(8,365,294)	(10,376,104)	(16,426,570)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	$ 48,886,726	$ 143,962,007	$ 144,622,425